Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001059040_SupplementTextBlock	SUNAMERICA SENIOR FLOATING RATE FUND, INC. (the “Fund”) Supplement dated June 17, 2014, to the Fund’s Prospectus dated May 1, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica Senior Floating Rate Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	On page 5 of the Prospectus, the Risk/Return Bar Chart within the "Fund Highlights" section under the heading "Performance Information" is hereby deleted and replaced with the following:
Bar Chart [Heading]	rr_BarChartHeading	SENIOR FLOATING RATE FUND (Class C)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Class C
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2004	rr_AnnualReturn2004	3.97%
Annual Return 2005	rr_AnnualReturn2005	4.24%
Annual Return 2006	rr_AnnualReturn2006	6.54%
Annual Return 2007	rr_AnnualReturn2007	0.43%
Annual Return 2008	rr_AnnualReturn2008	(38.31%)
Annual Return 2009	rr_AnnualReturn2009	59.94%
Annual Return 2010	rr_AnnualReturn2010	10.01%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Annual Return 2012	rr_AnnualReturn2012	8.20%
Annual Return 2013	rr_AnnualReturn2013	4.89%